Consolidated cash flow statement of Aegon N.V. (Parenthetical) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of cash flows [abstract]
Interest received	€ 5,405	€ 5,271	€ 5,114
Dividends received	1,840	1,624	1,751
Interest paid	289	296	491
Dividend received from joint ventures and associates	€ 137	€ 95	€ 138